PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,515.6	$ 2,387.1
Business combinations (Note 2)	135.5
Disposals	(12.6)	(4.3)
Depreciation	(204.8)	(182.8)
Impairment	(2.2)	(5.2)
Transfers and others	23.9	(12.6)
Foreign currency exchange differences	168.8	10.5
Property, plant and equipment, end	2,989.5	2,515.6
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(6.9)
Depreciation	0.0	(1.4)
Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	356.2	329.8
Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	9.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,952.6
Property, plant and equipment, end	4,688.7	3,952.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,437.0)
Property, plant and equipment, end	(1,699.2)	(1,437.0)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	387.0	369.1
Business combinations (Note 2)	72.1
Disposals	(0.2)	(0.2)
Depreciation	(30.1)	(27.1)
Impairment	(0.8)	0.0
Transfers and others	52.9	22.3
Foreign currency exchange differences	23.7	1.3
Property, plant and equipment, end	523.4	387.0
Buildings and land | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(0.4)
Buildings and land | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	18.8	22.0
Buildings and land | Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	666.9
Property, plant and equipment, end	842.5	666.9
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(279.9)
Property, plant and equipment, end	(319.1)	(279.9)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,727.8	1,652.9
Business combinations (Note 2)	22.4
Disposals	0.0	(3.6)
Depreciation	(148.2)	(127.3)
Impairment	(0.4)	(4.4)
Transfers and others	262.6	170.5
Foreign currency exchange differences	128.2	8.5
Property, plant and equipment, end	1,997.1	1,727.8
Simulators | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(2.3)
Simulators | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	4.7	33.5
Simulators | Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,694.0
Property, plant and equipment, end	3,158.7	2,694.0
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(966.2)
Property, plant and equipment, end	(1,161.6)	(966.2)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	61.6	59.1
Business combinations (Note 2)	4.3
Disposals	(0.2)	(0.2)
Depreciation	(20.2)	(22.6)
Impairment	(0.2)	(0.2)
Transfers and others	6.6	10.1
Foreign currency exchange differences	2.4	0.2
Property, plant and equipment, end	64.2	61.6
Machinery and equipment | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(3.9)
Machinery and equipment | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	9.9	19.1
Machinery and equipment | Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	223.5
Property, plant and equipment, end	241.6	223.5
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(161.9)
Property, plant and equipment, end	(177.4)	(161.9)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	79.6	76.5
Business combinations (Note 2)	0.0
Disposals	(12.1)	(0.3)
Depreciation	(6.3)	(5.8)
Impairment	(0.8)	(0.6)
Transfers and others	(3.8)	(4.4)
Foreign currency exchange differences	5.1	0.2
Property, plant and equipment, end	88.3	79.6
Aircraft | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		0.0
Aircraft | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	17.5	14.0
Aircraft | Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	9.1
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	108.6
Property, plant and equipment, end	129.4	108.6
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(29.0)
Property, plant and equipment, end	(41.1)	(29.0)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	259.6	229.5
Business combinations (Note 2)	36.7
Disposals	(0.1)	0.0
Depreciation	0.0	0.0
Impairment	0.0	0.0
Transfers and others	(294.4)	(211.1)
Foreign currency exchange differences	9.4	0.3
Property, plant and equipment, end	316.5	259.6
Assets under construction | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(0.3)
Assets under construction | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	305.3	241.2
Assets under construction | Purchase of assets under lease (Note 16)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	259.6
Property, plant and equipment, end	316.5	259.6
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0